 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Intermediate Income Trust - MIN

Report of the calendar month ending May 31, 2004:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
5/10/04	Shares of beneficial interest	42,000	6.31	7.21	Merrill Lynch
5/11/04	Shares of beneficial interest	38,900	6.30	7.21	Merrill Lynch
5/13/04	Shares of beneficial interest	82,000	6.25	7.17	Merrill Lynch
5/14/04	Shares of beneficial interest	82,000	6.30	7.18	Merrill Lynch
5/17/04	Shares of beneficial interest	45,300	6.31	7.21	Merrill Lynch
5/18/04	Shares of beneficial interest	90,000	6.30	7.20	Merrill Lynch
5/19/04	Shares of beneficial interest	90,000	6.33	7.19	Merrill Lynch
5/24/04	Shares of beneficial interest	90,000	6.42	7.20	Merrill Lynch
5/25/04	Shares of beneficial interest	85,000	6.43	7.21	Merrill Lynch
5/26/04	Shares of beneficial interest	31,200	6.42	7.22	Merrill Lynch
5/27/04	Shares of beneficial interest	34,900	6.46	7.24	Merrill Lynch

Total Shares Repurchased: 711,300

Remarks? (none)

Stephanie DeSisto, Assistant Treasurer
MFS Investment Management